Financial Instruments and Related Disclosures - Summary of Financial Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Total financial assets	£ 13,543	£ 15,632
Total financial liabilities	(45,058)	(46,185)
Net financial assets and financial liabilities	(31,515)	(30,553)
Total financial assets fair value	13,543	15,632
Total financial liabilities fair value	(48,760)	(51,436)
Net financial assets and financial liabilities fair value	(35,217)	(35,804)
Other investments [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	1,927	2,939
Total financial assets fair value	1,927	2,939
Other investments [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	199	121
Total financial assets fair value	199	121
Trade and other receivable [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	1,943	1,942
Total financial assets fair value	1,943	1,942
Trade and other receivable [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	4,830	3,990
Total financial assets fair value	4,830	3,990
Trade and other receivable [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	59	46
Total financial assets fair value	59	46
Liquid Investments [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	61	78
Total financial assets fair value	61	78
Cash and cash equivalents [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	2,825	3,000
Total financial assets fair value	2,825	3,000
Cash and cash equivalents [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	1,449	3,292
Total financial assets fair value	1,449	3,292
Derivatives designated and effective as hedging instruments [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	123	89
Total financial liabilities	(57)	(31)
Total financial assets fair value	123	89
Total financial liabilities fair value	(57)	(31)
Held for trading derivatives that are not in a designated and effective hedging relationship [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	83	68
Total financial assets fair value	83	68
Held for trading derivatives that are not in a designated and effective hedging relationship [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	(171)	(200)
Total financial liabilities fair value	(171)	(200)
Other Noncurrent Assets [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	21	37
Total financial assets fair value	21	37
Other Noncurrent Assets [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	23	30
Total financial assets fair value	23	30
Contingent Consideration Liabilities [member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	(6,076)	(5,869)
Total financial liabilities fair value	(6,076)	(5,869)
Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases fair value	(26,860)	(31,284)
Borrowings excluding obligations under finance leases:	(23,158)	(26,033)
Financial Liabilities at Amortised Cost, Category [member] | Trade and other payable [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	(15,431)	(13,748)
Total financial liabilities fair value	(15,431)	(13,748)
Financial Liabilities at Amortised Cost, Category [member] | Other provisions [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	(113)	(232)
Total financial liabilities fair value	(113)	(232)
Financial Liabilities at Amortised Cost, Category [member] | Other non current liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	(52)	(72)
Total financial liabilities fair value	(52)	(72)
Bonds In A Designated Hedging Relationship [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases:	(4,982)	(7,681)
Bonds In A Designated Hedging Relationship [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases fair value	(5,311)	(8,171)
Borrowings excluding obligations under finance leases:	(4,982)	(7,681)
Other Bonds [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases fair value	(20,746)	(21,966)
Borrowings excluding obligations under finance leases:	(17,373)	(17,205)
Bank Loans and Overdrafts [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases fair value	(550)	(1,110)
Borrowings excluding obligations under finance leases:	(550)	(1,110)
Commercial paper [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases fair value	(252)	(17)
Borrowings excluding obligations under finance leases:	(252)	(17)
Other Borrowing [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases fair value	(1)	(20)
Borrowings excluding obligations under finance leases:	£ (1)	£ (20)